Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Cash flows from operating activities:
Net income	$ 125,236,769	826,562,667	1,037,701,040	646,456,114
Adjustments for:
Share-based compensation cost	14,664,454	96,785,403	77,888,793	49,899,831
Depreciation and amortization expense	14,544,803	95,995,702	65,059,775	22,130,217
In-process research and development acquired from InterServ				78,417,506
Exchange loss	879,194	5,802,680	758,889	12,187,231
Share of loss from equity investments	1,226,110	8,092,328	4,088,738	1,175,025
Loss from disposal of property, equipment and software	168,338	1,111,034	956,566	176,354
Deferred income tax	(628,215)	(4,146,222)	(1,045,509)
PRC withholding tax on dividend distribution			(6,255,069)	26,000,000
Provision for doubtful accounts	1,487,499	9,817,494
Provision for film and television cost	729,203	4,812,737
Excess tax benefits from share-based payment arrangements	116,541	769,168
Changes in assets and liabilities:
Accounts receivable	(2,034,951)	(13,430,678)	(52,172,840)	(22,103,425)
Current prepayments and other assets	(1,809,328)	(11,941,564)	(15,648,807)	(11,922,267)
Foreign withholding tax	116,385	768,138	628,243	(1,365,895)
Film and television cost	6,297,903	41,566,160	1,081,731
Due from/to related parties	(422,275)	(2,787,016)	1,563,916
Non-current prepayments and other assets	(1,686,688)	(11,132,139)	3,629,432	(16,858,536)
Accounts payable	(608,902)	(4,018,752)	40,616,081	(831,337)
Advances from customers	3,680,199	24,289,311	8,599,884	28,715,928
Salary and welfare payable	7,531,216	49,706,027	36,583,927	30,996,508
Taxes payable	(1,624,926)	(10,724,511)	14,781,543	7,396,894
Accrued expenses and other liabilities	740,517	4,887,415	7,586,190	8,517,394
Deferred revenues	3,918,782	25,863,964	53,746,697	113,312,411
Deferred government grants	45,455	300,000	(620,000)	(480,000)
Net cash provided by operating activities	172,568,083	1,138,949,346	1,279,529,220	971,819,953
Cash flows from investing activities:
Purchase of property, equipment and software	(17,918,483)	(118,261,994)	(101,956,994)	(74,123,466)
Cash paid for construction in progress	(19,146,184)	(126,364,817)	(62,074,145)	(685,488,822)
Purchase of intangible assets	(5,223,402)	(34,474,450)	(4,829,155)	(1,351,351)
Capitalized product development costs	(3,839,737)	(25,342,261)
(Increase) / decrease of restricted cash and restricted time deposit	(18,181,818)	(120,000,000)	145,351,724	(150,361,200)
Cash paid for the assets acquired from InterServ				(102,852,002)
Cash paid for equity investments	(4,090,909)	(27,000,000)	(10,000,000)	(23,735,000)
Cash paid for business acquisitions, net of cash acquired	(35,157,353)	(232,038,527)	(172,199,707)
Purchase of short-term investment	(185,757,576)	(1,226,000,000)	(70,000,000)	(50,000,000)
Maturities of short-term investments	131,212,121	866,000,000	90,000,000
Purchase of time deposits	(42,424,242)	(280,000,000)
Increase in loan receivable			(3,000,000)
Decrease in loan receivable			9,980,000
Net cash used in investing activities	(200,527,583)	(1,323,482,049)	(178,728,277)	(1,087,911,841)
Cash flows from financing activities:
Exercises of share options	1,435,723	9,475,772	14,615,293	3,836,884
Repurchase of shares			(881,456,089)	(4,575,649)
Capital contribution from non-controlling interest	24,242	160,000
Net cash (used in) / provided by financing activities	1,459,965	9,635,772	(866,840,796)	(738,765)
Effect of exchange rate changes on cash and cash equivalents	(704,098)	(4,647,047)	129,278	(46,126,609)
Net (decrease) / increase in cash	(27,203,633)	(179,543,978)	234,089,425	(162,957,262)
Cash and cash equivalents, beginning of the period	237,449,266	1,567,165,156	1,333,075,731	1,496,032,993
Cash and cash equivalents, end of the period	210,245,633	1,387,621,178	1,567,165,156	1,333,075,731
Supplemental schedule of non-cash financing activities:
Share repurchase from SAIF				(386,648,554)
Contingent liability incurred from Xinbaoyuan and Baohong acquisition	(12,383,253)	(81,729,472)
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	$ (14,185,437)	(93,623,886)	(54,963,960)	(23,288,291)